Investment In Hotel Properties	12 Months Ended
Dec. 31, 2016
Investment In Hotel Properties [Abstract]
Investment In Hotel Properties

NOTE 2.  INVESTMENT IN HOTEL PROPERTIES

Investments in hotel properties consisted of the following at December 31:

	As of December 31,
	2016			2015
	Held for sale	Held for use	Total	Held for sale	Held for use	Total
Land	$2,392	$14,020	$16,412	$8,184	$10,683	$18,867
Acquired below market lease intangibles	-	-	-	883	-	883
Buildings, improvements, vehicles	23,118	85,565	108,683	70,932	67,174	138,106
Furniture and equipment	5,427	12,776	18,203	19,170	11,418	30,588
Construction-in-progress	23	63	86	322	133	455
Investment in hotel properties	30,960	112,424	143,384	99,491	89,408	188,899
Less accumulated depreciation	(12,247)	(16,266)	(28,513)	(44,691)	(13,509)	(58,200)
Investment in hotel properties, net	$18,713	$96,158	$114,871	$54,800	$75,899	$130,699